Quarterly Financial Data (unaudited) (Details) - USD ($)	1 Months Ended	3 Months Ended									9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Oct. 11, 2016	Nov. 24, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from external customers		$ 27,078,896		$ 20,752,911	$ 20,345,310	$ 29,518,227	$ 20,569,011	$ 46,626,378	$ 53,851,354	$ 76,155,221			$ 97,695,344		$ 197,201,964		$ 235,515,868
Revenue from related parties		38,474,676		42,573,621	48,817,324	3,064,632	34,206,350	41,806,945	50,690,762	44,030,771			132,930,253		170,734,828		40,213,566
Cost of revenue		47,271,156		42,854,771	50,503,643	32,391,176	40,728,886	70,739,930	78,210,562	85,007,871			173,020,746		274,687,249		198,531,720
Selling, general and administrative expenses		6,033,894		3,194,609	5,206,138	3,613,874	6,998,750	4,605,508	5,323,083	5,472,679			18,048,515		22,400,020		18,538,848
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization		12,248,522		17,277,152	13,452,853	(3,422,191)	7,047,725	13,087,885	21,008,471	29,705,442			39,556,336		70,849,523		58,658,866
Other, net		213,722		253,832	(626,716)	990	112,088	38,082	1,207,656	911,232			(158,172)	[1]	2,269,058	[1]	5,727,164	[1]
Interest income							0	250	51,564	46,678			0	[1]	98,492	[1]	214,141	[1]
Interest expense		763,281		1,024,514	1,012,031	1,296,356	1,224,551	1,431,591	1,276,011	1,532,394			4,096,182	[1]	5,464,547	[1]	4,603,595	[1]
Depreciation and amortization		17,832,240		17,921,471	18,810,615	17,751,072	18,978,471	18,670,552	18,738,887	18,110,664			72,315,398	[1]	74,498,574	[1]	36,365,598	[1]
Impairment of long-lived assets		0		0	1,870,885	0	6,745,116	908,456	4,470,781	0			1,870,885	[1],[2]	12,124,353	[1],[2]	0	[1],[2]
(Loss) income before income taxes		(6,560,721)		(1,922,665)	(7,613,962)	(22,470,609)	(20,012,501)	(7,960,546)	(4,633,300)	9,197,830			(38,567,957)	[1]	(23,408,517)	[1]	11,992,171	[1]
Provision (benefit) for income taxes		51,145,175		1,055,961	789,375	894,360	1,088,421	(4,250,643)	408,193	1,164,943			53,884,871	[1]	(1,589,086)	[1]	7,514,194	[1]
Net income (loss)	$ (11,399,297)	$ (57,705,896)	$ (56,322,878)	$ (2,978,626)	$ (8,403,337)	$ (23,364,969)	$ (21,100,922)	$ (3,709,903)	$ (5,041,493)	$ 8,032,887	$ (32,085,117)	$ 9,388,749	$ (92,452,828)	[1],[2]	$ (21,819,431)	[1],[2]	$ 4,477,977	[1],[2]
Net (loss) earnings per share, basic (in USD per share)		$ (1.61)		$ (0.10)	$ (0.28)	$ (0.78)	$ (0.70)	$ (0.12)	$ (0.17)	$ 0.27			$ (2.94)		$ (0.73)		$ 0.21
Weighted average number of shares outstanding, basic (in shares)							30,000,000	30,000,000	30,000,000	30,000,000			30,000,000		30,000,000		21,056,073
Net loss per share, diluted (in USD per share)		$ (1.61)		$ (0.10)	$ (0.28)	$ (0.78)	$ (0.70)	$ (0.12)	$ (0.17)	$ 0.27			$ (2.94)		$ (0.73)		$ 0.21
Weighted average shares outstanding (in shares)		35,951,087		30,000,000	30,000,000	30,000,000							31,500,000	[1]	30,000,000	[1]	21,056,073	[1]
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from external customers		$ 1,054,843		$ 743,825	$ 274,344	$ 546,292	$ 1,021,721	$ 2,475,256	$ (2,928,953)	$ 7,889,458			$ 2,619,304		$ 8,457,482
Revenue from related parties		(287,982)		(183,511)	(53,998)	(2,466,937)	(50,772)	(238,425)	(95,238)	(72,948)			(2,992,428)		(457,383)
Cost of revenue		727,821		120,795	(871,735)	(506,044)	605,159	379,702	(6,904,731)	4,259,802			(529,163)		(1,660,068)
Selling, general and administrative expenses		355,521		192,800	410,409	358,810	499,701	413,591	385,075	560,105			1,317,540		1,858,472
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization		(316,481)		246,719	681,672	(1,773,411)	(133,911)	1,443,538	3,495,465	2,996,603			(1,161,501)		7,801,695
Other, net		14,166		10,939	49,780	19,182	188,838	(103,947)	11,689	14,714			94,067		111,294
Interest income		93,778		91,765	94,721	104,461	0	0	0	0			384,725		0
Interest expense							116,484	55,167	2,075	0					173,726
Depreciation and amortization		737,195		773,041	556,823	337,481	280,853	711,120	745,265	367,454			2,404,540		2,104,692
Impairment of long-lived assets		0		0	0	0	0	0	0	0			0		0
(Loss) income before income taxes		(1,161,620)		(629,026)	(19,652)	(2,234,535)	(720,086)	781,198	2,736,436	2,614,435			(4,044,833)		5,411,983
Provision (benefit) for income taxes		0		0	0	0	0	0	0	0			0		0
Net income (loss)		$ (1,161,620)		$ (629,026)	$ (19,652)	$ (2,234,535)	$ (720,086)	$ 781,198	$ 2,736,436	$ 2,614,435			$ (4,044,833)		$ 5,411,983
Net (loss) earnings per share, basic (in USD per share)		$ (0.03)		$ (0.02)	$ 0.00	$ (0.07)	$ (0.02)	$ 0.03	$ 0.09	$ 0.09			$ (0.13)		$ 0.18
Weighted average number of shares outstanding, basic (in shares)		35,951,087		30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000			31,500,000		30,000,000

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.